UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2013


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[] is a restatement.
						[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				Gyrus Investment Management Inc.
				300-181 University Ave
				Toronto, Ontario M5H 3M7

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jim Schetakis
Title:		Compliance Officer
Phone:		(416) 862-2020

Signature, place, and Date of Signing:

	"Jim Schetakis"		Toronto, ON Canada	March 31, 2013
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		8,753,795

Form 13F Information Table Value Total:		$412,315,449



List of Other Included Managers:

	NONE


FORM 13F

















                     (SEC USE ONLY)

Name of Reporting Manager: Gyrus Investment Management Inc.


















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr.
V









in Instr.V





Alcoa Inc.
COM
013817101
1,786,670
209,703
209,703
N/A
N/A

N/A
209,703
N/A
Apple Computer Inc.
COM
037833100
15,030,963
33,956
33,956
N/A
N/A

N/A
33,956
N/A
Allergan Inc.
COM
018490102
2,579,434
23,107
23,107
N/A
N/A

N/A
23,107
N/A
American International Group
COM NEW
026874784
3,076,485
79,250
79,250
N/A
N/A

N/A
79,250
N/A
Alexion Pharmaceuticals Inc
COM
015351109
1,001,562
10,870
10,870
N/A
N/A

N/A
10,870
N/A
Amgen Inc.
COM
031162100
289,591
2,825
2,825
N/A
N/A

N/A
2,825
N/A
Apache Corp.
COM
037411105
1,665,962
21,591
21,591
N/A
N/A

N/A
21,591
N/A
American Express Co.
COM
025816109
3,703,217
54,895
54,895
N/A
N/A

N/A
54,895
N/A
Boeing Company
COM
097023105
3,309,518
38,550
38,550
N/A
N/A

N/A
38,550
N/A
Bank of America Corp.
COM
060505104
5,555,907
456,150
456,150
N/A
N/A

N/A
456,150
N/A
Baxter International Inc.
COM
071813109
1,897,720
26,125
26,125
N/A
N/A

N/A
26,125
N/A
Blackrock Inc
COM
09247X101
6,775,210
26,375
26,375
N/A
N/A

N/A
26,375
N/A
Bristol-Myers Squibb
COM
110122108
269,795
6,550
6,550
N/A
N/A

N/A
6,550
N/A
Borg Warner Inc
COM
099724106
1,593,204
20,600
20,600
N/A
N/A

N/A
20,600
N/A
Citigroup Inc.
COM NEW
172967424
4,409,047
99,662
99,662
N/A
N/A

N/A
99,662
N/A
CA Inc.
COM
12673P105
3,712,791
147,450
147,450
N/A
N/A

N/A
147,450
N/A
Cardinal Health Inc.
COM
14149Y108
856,332
20,575
20,575
N/A
N/A

N/A
20,575
N/A
Caterpillar Inc.
COM
149123101
2,837,831
32,630
32,630
N/A
N/A

N/A
32,630
N/A
Chubb Corp.
COM
171232101
4,455,277
50,900
50,900
N/A
N/A

N/A
50,900
N/A
Celgene Corp
COM
151020104
3,781,564
32,625
32,625
N/A
N/A

N/A
32,625
N/A
Cerner Corp
COM
156782104
634,758
6,700
6,700
N/A
N/A

N/A
6,700
N/A
Cobalt International Energy Inc.
COM
19075F106
1,065,960
37,800
37,800
N/A
N/A

N/A
37,800
N/A
Costamare Inc
SHS
Y1771G102
1,346,280
84,725
84,725
N/A
N/A

N/A
84,725
N/A
Capital One Financial Corp.
COM
14040H105
2,864,269
52,125
52,125
N/A
N/A

N/A
52,125
N/A
ConocoPhillips
COM
20825C104
5,584,612
92,922
92,922
N/A
N/A

N/A
92,922
N/A
Costco Wholesale Inc.
COM
22160K105
2,862,317
26,975
26,975
N/A
N/A

N/A
26,975
N/A
Cisco Systems
COM
17275R102
4,010,773
191,903
191,903
N/A
N/A

N/A
191,903
N/A
Citrix Systems
COM
177376100
2,072,509
28,725
28,725
N/A
N/A

N/A
28,725
N/A
ChevronTexaco Corp.
COM
166764100
9,695,950
81,602
81,602
N/A
N/A

N/A
81,602
N/A
Du Pont (EI) De Nemours
COM
263534109
4,908,036
99,838
99,838
N/A
N/A

N/A
99,838
N/A
Deere & Co.
COM
244199105
2,621,444
30,489
30,489
N/A
N/A

N/A
30,489
N/A
D R Horton Inc
COM
23331A109
3,061,120
125,972
125,972
N/A
N/A

N/A
125,972
N/A
Walt Disney Co.
COM
254687106
7,892,701
138,956
138,956
N/A
N/A

N/A
138,956
N/A
Dow Chemical Co.
COM
260543103
1,959,752
61,550
61,550
N/A
N/A

N/A
61,550
N/A
Estee Lauder Companies Class A
CL A
518439104
2,016,945
31,500
31,500
N/A
N/A

N/A
31,500
N/A
EMC Corp.
COM
268648102
2,804,447
117,390
117,390
N/A
N/A

N/A
117,390
N/A
Express Scripts Holding Co.
COM
30219G108
1,544,558
26,806
26,806
N/A
N/A

N/A
26,806
N/A
Ford Motor Co.
COM PAR
345370860
2,497,185
189,900
189,900
N/A
N/A

N/A
189,900
N/A
General Electric
COM
369604103
7,839,992
339,100
339,100
N/A
N/A

N/A
339,100
N/A
Gilead Sciences Inc.
COM
375558103
3,949,458
80,700
80,700
N/A
N/A

N/A
80,700
N/A
Google Inc.
CL A
38259P508
3,375,563
4,250
4,250
N/A
N/A

N/A
4,250
N/A
Halliburton Co.
COM
406216101
5,222,993
129,250
129,250
N/A
N/A

N/A
129,250
N/A
Home Depot
COM
437076102
9,382,758
134,462
134,462
N/A
N/A

N/A
134,462
N/A
Honeywell International
COM
438516106
6,660,940
88,400
88,400
N/A
N/A

N/A
88,400
N/A
Hewlett-Packard
COM
428236103
1,847,600
77,500
77,500
N/A
N/A

N/A
77,500
N/A
Humana Inc.
COM
444859102
1,489,321
21,550
21,550
N/A
N/A

N/A
21,550
N/A
International Business Machines
COM
459200101
11,070,697
51,902
51,902
N/A
N/A

N/A
51,902
N/A
Intel Corp.
COM
458140100
7,279,323
333,455
333,455
N/A
N/A

N/A
333,455
N/A
Johnson & Johnson
COM
478160104
2,516,016
30,860
30,860
N/A
N/A

N/A
30,860
N/A
JP Morgan Chase & Company
COM
46625H100
10,870,855
229,053
229,053
N/A
N/A

N/A
229,053
N/A
Coca Cola Co.
COM
191216100
5,529,038
136,722
136,722
N/A
N/A

N/A
136,722
N/A
Eli Lilly & Co.
COM
532457108
6,444,245
113,475
113,475
N/A
N/A

N/A
113,475
N/A
Lockheed Martin Inc.
COM
539830109
5,694,197
58,995
58,995
N/A
N/A

N/A
58,995
N/A
Macy's Inc.
COM
55616P104
2,628,598
62,825
62,825
N/A
N/A

N/A
62,825
N/A
McDonald's Corp.
COM
580135101
6,830,460
68,517
68,517
N/A
N/A

N/A
68,517
N/A
Mondelez International Inc.
CL A
609207105
2,893,410
94,525
94,525
N/A
N/A

N/A
94,525
N/A
Medtronic Inc.
COM
585055106
5,814,352
123,815
123,815
N/A
N/A

N/A
123,815
N/A
MetLife Inc.
COM
59156R108
6,322,726
166,300
166,300
N/A
N/A

N/A
166,300
N/A
Altria Group Inc.
COM
02209S103
7,494,303
217,921
217,921
N/A
N/A

N/A
217,921
N/A
Merck & Co. Inc.
COM
58933Y105
8,033,350
181,750
181,750
N/A
N/A

N/A
181,750
N/A
Morgan Stanley
COM NEW
617446448
2,648,568
120,499
120,499
N/A
N/A

N/A
120,499
N/A
Microsoft Corp.
COM
594918104
10,430,363
364,698
364,698
N/A
N/A

N/A
364,698
N/A
Nabors Industries
SHS
G6359F103
1,514,543
93,375
93,375
N/A
N/A

N/A
93,375
N/A
NextEra Energy Inc.
COM
65339F101
5,730,842
73,775
73,775
N/A
N/A

N/A
73,775
N/A
Oracle Corp.
COM
68389X105
4,837,700
149,635
149,635
N/A
N/A

N/A
149,635
N/A
Occidental Petroluem Corp.
COM
674599105
2,253,138
28,750
28,750
N/A
N/A

N/A
28,750
N/A
PG&E Corp.
COM
69331C108
2,291,826
51,467
51,467
N/A
N/A

N/A
51,467
N/A
MetroPSC Communications Inc
COM
591708102
1,472,863
135,125
135,125
N/A
N/A

N/A
135,125
N/A
PepsiCo Inc.
COM
713448108
8,143,188
102,935
102,935
N/A
N/A

N/A
102,935
N/A
Pfizer Inc.
COM
717081103
9,974,016
345,600
345,600
N/A
N/A

N/A
345,600
N/A
Procter & Gamble
COM
742718109
10,549,745
136,903
136,903
N/A
N/A

N/A
136,903
N/A
Prudential Financial Inc.
COM
744320102
1,777,133
30,126
30,126
N/A
N/A

N/A
30,126
N/A
Praxair Inc.
COM
74005P104
2,278,205
20,425
20,425
N/A
N/A

N/A
20,425
N/A
Qualcomm Inc.
COM
747525103
8,446,155
126,175
126,175
N/A
N/A

N/A
126,175
N/A
Raytheon Company
COM NEW
755111507
1,588,800
27,025
27,025
N/A
N/A

N/A
27,025
N/A
Starbucks Corp.
COM
855244109
3,009,808
52,850
52,850
N/A
N/A

N/A
52,850
N/A
Schlumberger Ltd.
COM
806857108
3,776,178
50,423
50,423
N/A
N/A

N/A
50,423
N/A
Southern Co.
COM
842587107
4,480,860
95,500
95,500
N/A
N/A

N/A
95,500
N/A
Simon Property Group
COM
828806109
4,899,504
30,900
30,900
N/A
N/A

N/A
30,900
N/A
AT&T Inc.
COM
00206R102
7,853,678
214,055
214,055
N/A
N/A

N/A
214,055
N/A
Target Corp.
COM
87612E106
2,782,287
40,647
40,647
N/A
N/A

N/A
40,647
N/A
Time Warner Cable Inc
COM
88732J207
6,001,349
62,475
62,475
N/A
N/A

N/A
62,475
N/A
United Health Group Inc.
COM
91324P102
2,813,302
49,175
49,175
N/A
N/A

N/A
49,175
N/A
Unum Group
COM
91529Y106
1,786,078
63,224
63,224
N/A
N/A

N/A
63,224
N/A
United Parcel Service Class B
CL B
911312106
6,577,793
76,575
76,575
N/A
N/A

N/A
76,575
N/A
US Bancorp Inc.
COM NEW
902973304
247,825
7,304
7,304
N/A
N/A

N/A
7,304
N/A
United Technologies Corp.
COM
913017109
6,323,249
67,679
67,679
N/A
N/A

N/A
67,679
N/A
Viacom Inc. Class B
CL B
92553P201
210,569
3,425
3,425
N/A
N/A

N/A
3,425
N/A
Valero Energy
COM
91913Y100
2,688,141
59,093
59,093
N/A
N/A

N/A
59,093
N/A
Verizon Communications
COM
92343V104
4,954,025
100,794
100,794
N/A
N/A

N/A
100,794
N/A
Walgreen Co.
COM
931422109
6,499,976
136,325
136,325
N/A
N/A

N/A
136,325
N/A
Wells Fargo & Company
COM
949746101
5,703,044
154,178
154,178
N/A
N/A

N/A
154,178
N/A
Exxon Mobil Corp.
COM
30231G102
10,548,817
117,066
117,066
N/A
N/A

N/A
117,066
N/A



412,315,449
8,753,795
8,753,795




8,753,795